AQR FUNDS

Supplement dated January 14, 2026 (“Supplement”)

to the Class I, Class N and Class R6 Summary Prospectuses and Prospectus,

each dated January 29, 2025 (“Summary Prospectus” and “Prospectus”, respectively),

of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund (each a “Fund”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.

1.

Effective immediately, the section titled “Fund Summary—Portfolio Managers” of AQR Large Cap Multi-Style Fund’s Summary Prospectus and Prospectus, in each case beginning on page 5, respectively, is restated in its entirety as follows:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title

Clifford S. Asness, Ph.D., M.B.A.	March 26, 2013	Managing and Founding Principal of the Adviser

Michelle L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser

John J. Huss	January 1, 2022	Principal of the Adviser

Laura Serban, Ph.D.	May 1, 2023	Principal of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 58 of the prospectus.

2.

Effective immediately, the section titled “Fund Summary—Portfolio Managers” of AQR Small Cap Multi-Style Fund’s Summary Prospectus and Prospectus, beginning on page 5 and 10, respectively, is restated in its entirety as follows:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title

Clifford S. Asness, Ph.D., M.B.A.	March 26, 2013	Managing and Founding Principal of the Adviser

Michelle L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser

John J. Huss	January 1, 2022	Principal of the Adviser

Laura Serban, Ph.D.	May 1, 2023	Principal of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 58 of the prospectus.

3.

Effective immediately, the section titled “Fund Summary—Portfolio Managers” of AQR International Multi-Style Fund’s Summary Prospectus and Prospectus, beginning on page 6 and 16, respectively, is restated in its entirety as follows:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title

Clifford S. Asness, Ph.D., M.B.A.	March 26, 2013	Managing and Founding Principal of the Adviser

Michelle L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser

John J. Huss	January 1, 2022	Principal of the Adviser

Laura Serban, Ph.D.	May 1, 2023	Principal of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 58 of the prospectus.

4.

Effective immediately, the section titled “Fund Summary—Portfolio Managers” of AQR Emerging Multi-Style II Fund’s Summary Prospectus and Prospectus, beginning on page 6 and 22, respectively, is restated in its entirety as follows:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title

Clifford S. Asness, Ph.D., M.B.A.	February 11, 2015	Managing and Founding Principal of the Adviser

Michelle L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser

John J. Huss	January 1, 2022	Principal of the Adviser

Laura Serban, Ph.D.	May 1, 2023	Principal of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 58 of the prospectus.

5.

Effective immediately, the section titled “Fund Summary—Portfolio Managers” of AQR Large Cap Momentum Style Fund’s Summary Prospectus and Prospectus, beginning on page 5 and 27, respectively, is restated in its entirety as follows:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title

Clifford S. Asness, Ph.D., M.B.A.	July 9, 2009	Managing and Founding Principal of the Adviser

Michelle L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser

John J. Huss	January 1, 2022	Principal of the Adviser

Laura Serban, Ph.D.	May 1, 2023	Principal of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 58 of the prospectus.

6.

Effective immediately, the section titled “Fund Summary—Portfolio Managers” of AQR Small Cap Momentum Style Fund’s Summary Prospectus and Prospectus, beginning on page 5 and 32, respectively, is restated in its entirety as follows:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title

Clifford S. Asness, Ph.D., M.B.A.	July 9, 2009	Managing and Founding Principal of the Adviser

Michelle L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser

John J. Huss	January 1, 2022	Principal of the Adviser

Laura Serban, Ph.D.	May 1, 2023	Principal of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 58 of the prospectus.

7.

Effective immediately, the section titled “Fund Summary—Portfolio Managers” of’ AQR International Momentum Style Fund’s Summary Prospectus and Prospectus, beginning on page 5 and 38, respectively, is restated in its entirety as follows:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title

Clifford S. Asness, Ph.D., M.B.A.	July 9, 2009	Managing and Founding Principal of the Adviser

Michelle L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser

John J. Huss	January 1, 2022	Principal of the Adviser

Laura Serban, Ph.D.	May 1, 2023	Principal of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 58 of the prospectus.

8.

Effective immediately, the section titled “Fund Summary—Portfolio Managers” of’ AQR Large Cap Defensive Style Fund’s Summary Prospectus and Prospectus, beginning on page 6 and 44, respectively, is restated in its entirety as follows:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title

Clifford S. Asness, Ph.D., M.B.A.	January 1, 2022	Managing and Founding Principal of the Adviser

Michelle L. Aghassi, Ph.D.	March 16, 2016	Principal of the Adviser

John J. Huss	January 1, 2022	Principal of the Adviser

Laura Serban, Ph.D.	May 1, 2023	Principal of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 58 of the prospectus.

9.

Effective immediately, the section titled “Fund Summary—Portfolio Managers” of’ AQR International Defensive Style Fund’s Summary Prospectus and Prospectus, beginning on page 6 and 50, respectively, is restated in its entirety as follows:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title

Clifford S. Asness, Ph.D., M.B.A.	January 1, 2022	Managing and Founding Principal of the Adviser

Michelle L. Aghassi, Ph.D.	March 16, 2016	Principal of the Adviser

John J. Huss	January 1, 2022	Principal of the Adviser

Laura Serban, Ph.D.	May 1, 2023	Principal of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 58 of the prospectus.

10.

Effective immediately, the section titled “Fund Summary—Portfolio Managers” of’ AQR Global Equity Fund’s Summary Prospectus and Prospectus, beginning on page 6 and 57, respectively, is restated in its entirety as follows:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title

Clifford S. Asness, Ph.D., M.B.A.	December 31, 2009	Managing and Founding Principal of the Adviser

John M. Liew, Ph.D., M.B.A.	December 31, 2009	Founding Principal of the Adviser

Jordan Brooks, Ph.D., M.A.	January 1, 2022	Principal of the Adviser

John J. Huss	January 1, 2022	Principal of the Adviser

Laura Serban, Ph.D.	May 1, 2023	Principal of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 58 of the prospectus.

11.	Effective immediately, the section titled “Management of the Funds—Portfolio Managers” of the Prospectus, beginning on page 86, is restated in its entirety as follows:

Portfolio Managers

The Adviser utilizes a team-based and integrated approach to its investment management process, including strategy development, research, portfolio implementation, risk management and trading execution. The Adviser’s investment decisions are based on quantitative analysis of a specified universe of securities or other assets. This quantitative analysis relies on proprietary models to generate views on securities or other assets and applies them in a disciplined and systematic process. The Adviser’s research, portfolio implementation and trading teams supervise the day-to-day execution of these models and continuously research ways to enhance their efficiency. Senior portfolio managers oversee this process while junior portfolio managers and portfolio implementation specialists provide appropriate oversight of the day to day details of each Fund’s portfolio.

Each of the portfolio managers listed below is a senior member of the applicable portfolio management team that oversees the Adviser’s investment management process for one or more of the investment strategies employed by the applicable Fund.

Fund	Portfolio Managers

Multi-Style Funds

AQR Large Cap Multi-Style Fund	Clifford S. Asness, Ph.D., M.B.A.

AQR Small Cap Multi-Style Fund	Michele L. Aghassi, Ph.D.

AQR International Multi-Style Fund	John J. Huss

AQR Emerging Multi-Style II Fund	Laura Serban, Ph.D.

Momentum Style Funds

AQR Large Cap Momentum Style Fund	Clifford S. Asness, Ph.D., M.B.A.

AQR Small Cap Momentum Style Fund	Michele L. Aghassi, Ph.D.

AQR International Momentum Style Fund	John J. Huss

Laura Serban, Ph.D.

Defensive Style Funds

AQR Large Cap Defensive Style Fund	Clifford S. Asness, Ph.D., M.B.A.

AQR International Defensive Style Fund	Michele L. Aghassi, Ph.D.

John J. Huss

Laura Serban, Ph.D.

Global Equity Fund

AQR Global Equity Fund	Clifford S. Asness, Ph.D., M.B.A.

John M. Liew, Ph.D., M.B.A.

Jordan Brooks, Ph.D., M.A.

John J. Huss

Laura Serban, Ph.D.

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of the Adviser. Dr. Asness cofounded the Adviser in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.

John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Adviser. Dr. Liew cofounded the Adviser in 1998 where he oversees research and portfolio management and is a member of the firm’s Executive Committee. Dr. Liew earned a B.A. in economics, and an M.B.A. and a Ph.D. in finance, each from the University of Chicago.

Michele L. Aghassi, Ph.D., is a Principal of the Adviser. Dr. Aghassi joined the Adviser in 2005 and serves as a portfolio manager for the firm’s equity strategies. Dr. Aghassi earned a B.Sc. in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.

Jordan Brooks, Ph.D., M.A., is a Principal of the Adviser. Dr. Brooks joined the Adviser in August 2009 and is Co-Head of the Macro Strategies Group. He earned a B.A. in economics and mathematics from Boston College, and an M.A. and a Ph.D., both in economics, from New York University in 2009.

John J. Huss is a Principal of the Adviser. Mr. Huss rejoined the Adviser in 2013 and is Head of Integrated Research and Co-Head of the Macro Strategies Group. Mr. Huss earned an S.B. in mathematics from the Massachusetts Institute of Technology.

Laura Serban, Ph.D., is a Principal of the Adviser. Dr. Serban joined the Adviser in 2011 and is a senior member of the Adviser’s Global Stock Selection team. She earned a B.A. in applied mathematics and economics, an S.M. in computer science and a Ph.D. in business economics, all from Harvard University.

From time to time, a manager, analyst, or other employee of the Adviser or any of their affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of the Adviser or any other person within the Adviser’s organization. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of a Fund.

The Adviser has developed the AQR Momentum Index, the AQR Small Cap Momentum Index and the AQR International Momentum Index (collectively, the “AQR Momentum Indices”), each of which has a methodology similar to that of the AQR Large Cap Momentum Style Fund, the AQR Small Cap Momentum Style Fund and the AQR International Momentum Style Fund, respectively. The AQR Momentum Index is a capitalization-weighted index designed to measure the performance of large- and mid-cap U.S. stocks with positive momentum. The AQR Small Cap Momentum Index is a capitalization-weighted index designed to measure the performance of small-cap U.S. stocks with positive momentum and the AQR International Momentum Index is a capitalization-weighted index designed to measure the performance of stocks with positive momentum in developed markets outside of the U.S. You cannot invest directly in the AQR Momentum Indices. For additional information regarding the AQR Momentum Indices, please see www.aqr.com/Insights/Datasets/Momentum-Indices-Monthly.

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